One Financial Way
Cincinnati, Ohio 45242
[LOGO]	NATIONAL SECURITY
May 9, 2007
Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:	File No. 333-131513, National Security Variable Account N
Certification Under Rule 497(j)
Gentlemen:
I, John J. Palmer, Chief Executive Officer of the Depositor, National Security Life and Annuity Company, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 30, 2007.
In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this ninth day of May, 2007.

Sincerely,
/s/ JOHN J. PALMER

John J. Palmer, Chief Executive Officer